Convertible redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	May 30, 2019 USD ($)	May 31, 2021 CNY (¥) shares	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022
Series F Preferred Shares
Redeemable Noncontrolling Interest
Shares issued for conversion of equity interest | shares		6,818,048
Gain or loss recognized for conversion of equity interest		¥ 0
Mrfresh Limited ("Mrfresh")
Redeemable Noncontrolling Interest
Percentage of controlling equity interests			92.00%	100.00%
Series E1 Preferred Shares
Redeemable Noncontrolling Interest
Net Proceeds from Issuance | $	$ 107,946
Changshu Missfresh
Redeemable Noncontrolling Interest
Gross investment amount before deduction of prepaid management fee			¥ 250,000
Payment of prepaid management fee			15,000
Net proceeds from equity interests investment by a third party			¥ 235,000
Threshold duration from the specified commencing date for redemption of equity investment if qualified initial public offering has not occurred				60 months
Threshold duration for measuring performance target in determination for redemption of equity investment				5 years
Threshold duration from the specified commencing date for right to exchange equity interests				6 months
Threshold duration after the closing date after which the commencing date for right to exchange equity interests begins				5 years